Air traffic liability (Tables)	12 Months Ended
Dec. 31, 2017
Air traffic liability
Schedule of air traffic liability
	December 31,
	2017	2016

Advance ticket sales	887.0	640.5
TudoAzul program	400.4	308.9

	1,287.4	949.4